Trade and other payables - current (Tables)	12 Months Ended
Oct. 31, 2021
Trade and other payables - current [Abstract]
Trade and Other Payables - Current
	October 31, 2021	October 31, 2020
	$m	$m
Trade payables	80.9	71.5
Tax and social security	72.9	84.3
Accruals	359.2	347.7
	513.0	503.5